Financing Receivables	12 Months Ended
Dec. 31, 2013
Financing Receivables
Financing Receivables

Note F.

Financing Receivables

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2013	2012
Current
Net investment in sales-type and direct financing leases	$4,004	$3,862
Commercial financing receivables	8,541	7,750
Client loan receivables	5,854	5,395
Installment payment receivables	1,389	1,031
Total	$19,787	$18,038
Noncurrent
Net investment in sales-type and direct financing leases	$5,700	$6,107
Commercial financing receivables	—	5
Client loan receivables	6,360	5,966
Installment payment receivables	695	733
Total	$12,755	$12,812

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $737 million and $794 million at December 31, 2013 and 2012, respectively, and is reflected net of unearned income of $672 million and $728 million, and net of the allowance for credit losses of $123 million and $114 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2013, expressed as a percentage of the total, are approximately: 2014, 44 percent; 2015, 30 percent; 2016, 17 percent; 2017, 6 percent; and 2018 and beyond, 3 percent.

Commercial financing receivables, net of allowance for credit losses of $23 million and $46 million at December 31, 2013 and 2012, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan receivables, net of allowance for credit losses of $201 million and $155 million at December 31, 2013 and 2012, respectively, are loans that are provided primarily to clients to finance the purchase of software and services. Separate contractual relationships on these financing arrangements are for terms ranging generally from one to seven years.

Installment payment receivables, net of allowance for credit losses of $41 million and $39 million at December 31, 2013 and 2012, respectively, are loans that are provided primarily to clients to finance hardware, software and services ranging generally from one to three years.

Client loan receivables and installment payment receivables financing contracts are priced independently at competitive market rates. The company has a history of enforcing the terms of these separate financing agreements.

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $769 million and $650 million at December 31, 2013 and 2012, respectively. These borrowings are included in note J, “Borrowings,” on pages 112 to 114.

The company did not have any financing receivables held for sale as of December 31, 2013 and 2012.

Financing Receivables by Portfolio Segment

The following tables present financing receivables on a gross basis, excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding current commercial financing receivables and other miscellaneous current financing receivables at December 31, 2013 and 2012. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into two classes: major markets and growth markets.

($ in millions)

	Major	Growth
At December 31, 2013:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,796	$2,200	$8,996
Loan receivables	10,529	4,012	14,542
Ending balance	$17,325	$6,212	$23,537
Collectively evaluated for impairment	$17,206	$6,013	$23,219
Individually evaluated for impairment	$119	$199	$318
Allowance for credit losses:
Beginning balance at January 1, 2013
Lease receivables	$59	$55	$114
Loan receivables	121	84	204
Total	$180	$138	$318
Write-offs	(23)	(10)	(33)
Provision	(21)	105	84
Other	1	(6)	(5)
Ending balance at December 31, 2013	$137	$228	$365
Lease receivables	$42	$80	$123
Loan receivables	$95	$147	$242
Collectively evaluated for impairment	$45	$48	$93
Individually evaluated for impairment	$93	$179	$272

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets	Total
Financing receivables
Lease receivables	$7,036	$2,138	$9,174
Loan receivables	9,666	3,670	13,336
Ending balance	$16,701	$5,808	$22,510
Collectively evaluated for impairment	$16,570	$5,684	$22,254
Individually evaluated for impairment	$131	$125	$256
Allowance for credit losses:
Beginning balance at January 1, 2012
Lease receivables	$79	$40	$118
Loan receivables	125	64	189
Total	$203	$104	$307
Write-offs	(14)	(1)	(15)
Provision	(9)	38	28
Other	0	(2)	(2)
Ending balance at December 31, 2012	$180	$138	$318
Lease receivables	$59	$55	$114
Loan receivables	$121	$84	$204
Collectively evaluated for impairment	$69	$29	$98
Individually evaluated for impairment	$111	$109	$220

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which were on non-accrual status at December 31, 2013 and 2012.

($ in millions)

At December 31:	2013	2012
Major markets	$25	$27
Growth markets	34	21
Total lease receivables	$59	$47
Major markets	$40	$67
Growth markets	92	25
Total loan receivables	$132	$92
Total receivables	$191	$139

Impaired Loans

The company considers any loan with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on a non-accrual status. The following tables present impaired client loan receivables at December 31, 2013 and 2012.

($ in millions)

	Recorded	Related
At December 31, 2013:	Investment	Allowance
Major markets	$79	$67
Growth markets	122	116
Total	$201	$183

($ in millions)

	Recorded	Related
At December 31, 2012:	Investment	Allowance
Major markets	$88	$77
Growth markets	72	65
Total	$160	$143

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2013:	Investment	Recognized	Cash Basis
Major markets	$76	$0	$0
Growth markets	97	0	0
Total	$173	$0	$0

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2012:	Investment	Recognized	Cash Basis
Major markets	$90	$0	$0
Growth markets	65	0	0
Total	$156	$0	$0

Credit Quality Indicators

The company’s credit quality indicators are based on rating agency data, publicly available information and information provided by customers, and are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Standard & Poor’s Ratings Services credit ratings as shown on the following page. Standard & Poor’s does not provide credit ratings to the company on its customers.

The tables present the gross recorded investment for each class of receivables, by credit quality indicator, at December 31, 2013 and 2012. Receivables with a credit quality indicator ranging from AAA to BBB- are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company may take to transfer credit risk to third parties.

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – AA-	$743	$68
A+ – A-	1,513	168
BBB+ – BBB-	2,111	957
BB+ – BB	1,393	350
BB- – B+	595	368
B – B-	365	214
CCC+ – D	76	74
Total	$6,796	$2,200
Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2013:	Markets	Markets
Credit Rating
AAA – AA-	$1,151	$125
A+ – A-	2,344	307
BBB+ – BBB-	3,271	1,745
BB+ – BB	2,158	638
BB- – B+	922	672
B – B-	565	391
CCC+ – D	118	134
Total	$10,529	$4,012

At December 31, 2013, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (39 percent), Government (14 percent), Manufacturing (14 percent), Services (8 percent), Retail (8 percent), Healthcare (6 percent), Communications (6 percent) and Other (4 percent).

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2012:	Markets	Markets
Credit Rating
AAA – AA-	$646	$86
A+ – A-	1,664	223
BBB+ – BBB-	2,285	776
BB+ – BB	1,367	450
BB- – B+	552	418
B – B-	399	127
CCC+ – D	124	58
Total	$7,036	$2,138
Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2012:	Markets	Markets
Credit Rating
AAA – A-	$887	$148
A+ – A-	2,286	382
BBB+ – BBB-	3,139	1,333
BB+ – BB	1,878	773
BB- – B+	758	718
B – B-	548	218
CCC+ – D	170	99
Total	$9,666	$3,670

At December 31, 2012, the industries which made up Global Financing’s receivables portfolio consist of: Financial (38 percent), Government (16 percent), Manufacturing (14 percent), Retail (9 percent), Services (7 percent), Healthcare (6 percent), Communications (6 percent) and Other (4 percent).

Past Due Financing Receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2013:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$6,789	$6,796	$5
Growth markets	19	2,181	2,200	11
Total lease receivables	$25	$8,970	$8,996	$16
Major markets	$9	$10,520	$10,529	$6
Growth markets	34	3,979	4,012	18
Total loan receivables	$43	$14,499	$14,542	$25
Total	$68	$23,469	$23,537	$41

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2012:	> 90 days*	Current	Receivables	and Accruing
Major markets	$8	$7,028	$7,036	$5
Growth markets	11	2,127	2,138	8
Total lease receivables	$20	$9,154	$9,174	$13
Major markets	$27	$9,639	$9,666	$8
Growth markets	36	3,634	3,670	31
Total loan receivables	$63	$13,273	$13,336	$39
Total	$82	$22,428	$22,510	$52

* Does not include accounts that are fully reserved.

Troubled Debt Restructurings

The company assessed all restructurings that occurred on or after January 1, 2012 and determined that there were no troubled debt restructurings for the years ended December 31, 2012 and 2013.